Transactions with Related Parties - Summary of Transactions Between Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AMP, entity with significant influence Expenses:
Technical assistance fees	$ 526,220	$ 289,154	$ 461,549
AMP, entity with significant influence:
Accounts payable	394,208	157,003	355,361
AMP [Member]
AMP, entity with significant influence Expenses:
Technical assistance fees	526,220	289,154	461,549
Services received			5,558
AMP, entity with significant influence:
Accounts payable	$ 394,208	$ 157,003	$ 355,361